Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share
14. Net Loss Per Share
Net loss per share calculations for all periods prior to the Business Combination have been retrospectively adjusted for the equivalent number of shares outstanding immediately after the Business Combination to effect the Reverse Recapitalization. Subsequent to the Business Combination, net loss per share was calculated based on the weighted average number of common stock then outstanding.
Basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands, expect share and per share amounts):

	Years Ended December 31,
	2021	2020	2019
Numerator
Net loss	$(85,129)	$(60,461)	$(39,437)
Less: Redeemable noncontrolling interest remeasurement	—	(804)	—
Less: (Income) loss attributable to noncontrolling interests in subsidiaries	129	443	(543)

Net loss available to common stockholders	$(85,000)	$(60,822)	$(39,980)
Denominator
Weighted-average common shares outstanding, basic and diluted	281,026,365	215,094,037	205,888,637
Net loss per share attributable to common stockholders, basic and diluted	$(0.30)	$(0.28)	$(0.19)
The Company’s potential dilutive securities, whi
c
h include stock options, warrants to purchase common stock, and contingently issued shares, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares equivalents presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Years Ended December 31,
	2021	2020	2019
Convertible debt	18,796,999	35,783,839	33,700,921
Stock options	61,896,591	82,154,207	63,242,655
Warrants to purchase common stock	5,665,985	8,507,552	5,505,342
Redeemable convertible preferred stock	3,544,003	—	—
Contingently issuable shares	1,537,463	1,265,205	509,124

Total	91,441,041	127,710,803	102,958,042